Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and contingencies
Schedule of minimum lease payments under all non-cancellable leases

As of December 31, 2013, minimum lease payments under all non-cancellable leases were as follows:

$
Year ending December 31, 2014	18,634,366
Year ending December 31, 2015	14,160,517
Year ending December 31, 2016	14,278,154
Year ending December 31, 2017	12,241,088
Year ending December 31, 2018	10,977,795
Over December 31, 2018	13,695,794

Total minimum lease payments	83,987,714